UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08657

                          Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  Novembery 1, 2016 through April 30, 2017


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                         Pioneer Equity
                         Income Fund

--------------------------------------------------------------------------------
                         Semiannual Report | April 30, 2017
--------------------------------------------------------------------------------

                         Ticker Symbols:

                         Class A     PEQIX
                         Class C     PCEQX
                         Class K     PEQKX
                         Class R     PQIRX
                         Class Y     PYEQX

                         [LOGO] PIONEER
                                Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

President's Letter                                                             2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              9

Prices and Distributions                                                      10

Performance Update                                                            11

Comparing Ongoing Fund Expenses                                               16

Schedule of Investments                                                       18

Financial Statements                                                          25

Notes to Financial Statements                                                 34

Approval of New and Interim Management Agreements                             42

Trustees, Officers and Service Providers                                      50

                      Pioneer Equity Income Fund | Semiannual Report | 4/30/17 1

President's Letter

After an overall strong year for leading market indices in 2016, U.S. markets continued to generate positive returns over the first calendar quarter of 2017, with so-called "risk" assets, such as equities and credit-sensitive bonds, posting solid gains. In the first quarter, U.S. equities, as measured by the Standard & Poor's 500 Index, returned slightly more than 6%, while high-yield securities dominated bond market performance.

The transfer of power in Washington, D.C. in January had little or no effect on the markets in the first quarter, as the post-election momentum we witnessed late in the fourth quarter of 2016 slowed only when oil prices slumped in March, due to both higher-than-expected inventories and concerns over whether OPEC (Organization of Petroleum Exporting Countries) would continue its supply cuts in June. Not even the Federal Reserve System's (the Fed's) highly anticipated rate hike during the month of March, its second in three months, nor Britain's trigger of Article 50 to begin the "Brexit" process caused any dramatic sell-off of risk assets.

While U.S. gross domestic product (GDP) did slow in the first quarter, the expectation is for GDP to accelerate in the second quarter, with a strong consumer leading the way. Pioneer believes the U.S. economy may lead all developed nations in 2017, with GDP growth in excess of 2% for the year. President Trump has proposed decidedly pro-business policies, such as lower taxes, higher infrastructure spending, and less regulation, though we believe the economy may realize the benefits of those policies, if enacted, more so in 2018 than in 2017. Conversely, the effects of the President's potentially restrictive trade policies could offset some of the benefits of the pro-growth fiscal policies.

Even so, we believe solid domestic employment figures should continue to support consumption and the housing market, and that stronger corporate profits and increased government spending may contribute to economic growth in 2018 and beyond. Increasing global Purchasing Manager Indices (PMIs) suggest that growth in global economies is also improving. (PMIs are used to measure the economic health of the manufacturing sector.)

There are, as always, some risks to our outlook. First, the market already has priced in a good deal of the Trump economic reform platform, and that could lead to near-term disappointment if Congressional follow-through does not happen this year. The future of the Affordable Care Act is another potential concern. The first attempt to repeal/replace it failed, but any new proposed

2 Pioneer Equity Income Fund | Semiannual Report | 4/30/17 legislation will undoubtedly have an effect on the health care sector, one of the largest segments of the U.S. economy. Geopolitical risks, of course, remain a potential headwind, given ongoing strife in the Middle East and renewed tensions on the Korean Peninsula.

While our current outlook is generally optimistic, conditions can and often do change, and while passive investment strategies may have a place in one's overall portfolio, it is our view that all investment decisions are active choices.

Throughout Pioneer's history, we have believed in the importance of active management. The active decisions to invest in equities or fixed-income securities are made by a team of experienced investment professionals focusing on identifying value across global markets using proprietary research, careful risk management, and a long-term perspective. We believe our shareowners can benefit from the experience and tenure of our investment teams as well as the insights generated from our extensive research process.

As always, and particularly during times of market uncertainty, we encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short- and long-term goals, and to implement such a plan in a disciplined manner.

We greatly appreciate the trust you have placed in us and look forward to continuing to serve you in the future.

Sincerely,

/s/ Lisa M. Jones

Lisa M. Jones
President and CEO
Pioneer Investment Management USA Inc.
April 30, 2017

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

                      Pioneer Equity Income Fund | Semiannual Report | 4/30/17 3

Portfolio Management Discussion | 4/30/17

In the following interview, John Carey, Executive Vice President and a portfolio manager at Pioneer Investments, discusses the investment environment during the six-month period ended April 30, 2017, and Pioneer Equity Income Fund's performance during the period. Mr. Carey is responsible for the day-to-day management of Pioneer Equity Income Fund, along with Walter Hunnewell, Jr., a vice president and a portfolio manager at Pioneer.

Q    How did the Fund perform during the six-month period ended April 30, 2017?

A Pioneer Equity Income Fund's Class A shares returned 12.29% at net asset value during the six-month period ended April 30, 2017, while the Fund's benchmark, the Russell 1000 Value Index (the Russell Index), returned 11.69%. During the same period, the average return of the 554 mutual funds in Lipper's Equity Income Funds category was 10.90%, and the average return of the 1,288 mutual funds in Morningstar's Large Value Funds category was 12.08%.

Q How would you describe the market environment for equities during the six-month period ended April 30, 2017, particularly for the types of equities deemed appropriate for the Fund?

A Stocks did well during the six months ended April 30, 2017. Investors took heart from a resumption in corporate-earnings growth and also welcomed the November 2016 U.S. election results and the possibility of business-friendly tax-and-regulatory policy as well as increased Federal infrastructure spending. While some industries, such as auto manufacturing and traditional "brick-and-mortar" retailing, showed declines, many industries saw accelerated growth as the economy appeared to get a "second wind." Energy, with higher oil prices than a year earlier, saw much better earnings; information technology rode the waves of greater semiconductor penetration of rafts of consumer and industrial products and growth in usage of "the cloud" for storage of data of all types; and industrials responded positively to the pick-up in economic activity not only in the U.S., but also internationally.

     For the types of stocks typically owned by Pioneer Equity Income Fund, the period was generally very good. While value stocks rose less than growth names, they still posted strong returns. For the six months ended April 30, 2017, the Fund's benchmark, the Russell Index, achieved a total return of 11.69%, versus the 15.23% total return for the Russell 1000 Growth Index. The gain by growth stocks over value came largely in the latter part of the period. With the expected pro-business legislation apparently stalled in

4 Pioneer Equity Income Fund | Semiannual Report | 4/30/17

     Congress as well as apparent disarray in the new administration, investors began shying away from stocks they perceived to be more cyclical and economically sensitive and concentrating their investments in some of the large companies, especially in information technology, they regarded as having more proven and secure earnings prospects. That development dampened returns for many of the portfolio's holdings as we moved past April 30 and into the second six months of the Fund's fiscal year.

Q The Fund outperformed the Russell Index benchmark during the six- month period ended April 30, 2017. Could you please discuss the major reasons for the Fund's benchmark-relative outperformance and discuss any investments or strategies that meaningfully underperformed during the period?

A The six-month period was an unusual one for the Fund, in that there were no significant performance outliers one way or the other, either with respect to individual stocks or sectors. Modestly favorable overall stock selection results offset slightly unfavorable sector allocation results, but nothing stood out dramatically. The Fund experienced negative performance attribution from an overweight to the underperforming consumer staples sector and an underweight to the top-performing financials sector. However, stock selection results within the two sectors served to offset some or all of the benchmark-relative underperformance related to weightings. Positive performance attribution came from an underweight to the lagging energy sector and an overweight to the strong-performing materials sector, though those gains were partially offset in both cases by below-average stock selection results within the sectors.

     With respect to individual portfolio holdings, Cedar Fair (consumer discretionary), Lincoln National (financials), and PNC Financial (financials) recorded positive performance attribution relative to the Fund's benchmark, just ever so slightly greater than the negative performance attribution of the bottom three holdings, which were Occidental Petroleum (energy), Kellogg (consumer staples), and American Electric Power (utilities).

Q What changes did you make to the Fund's portfolio during the six-month period ended April 30, 2017?

A During the six months, we added 21 positions to the portfolio and liquidated 10. Improving conditions in the energy sector led to our reinvesting in several oil-and-gas names, including Apache, ConocoPhillips, Enbridge, and Schlumberger. With the possibility of an upturn in the rate of economic growth, we felt comfortable investing more in consumer-oriented companies, including Carter's (clothes for babies and children), BorgWarner (automotive parts), Chocoladefabriken Lindt & Spruengli (Swiss chocolate maker), Procter & Gamble (household and

                      Pioneer Equity Income Fund | Semiannual Report | 4/30/17 5 personal-care products), and VF (rugged outdoor wear and shoes). The strength in information technology guided us towards Cisco (networking gear), HP (computers and printers), Intel (semiconductors), KLA-Tencor (quality-control systems for semiconductor manufacturers), and TE Connectivity (electronic components for telecommunications and other networks). Among other new entries in the portfolio were PPG (paints and coatings as well as glass), SL Green Realty (office buildings in New York
     City), and T. Rowe Price Group (mutual funds and other money management).

     On the sale side, we eliminated Fund positions we thought had either reached fair value or no longer held the investment potential we estimated for them at time of purchase. In the former category were Accenture, Eli Lilly, and Norfolk Southern, among others; and in the latter category were Pfizer, Outfront Media, and AT&T. One stock in the portfolio, Mead Johnson, received a premium acquisition offer from the British company Reckitt Benckiser Group, and we elected to book profits shortly afterwards. Time Warner, too, received expression of takeover interest, by AT&T, and we likewise chose to realize gains on the Fund's position rather than wait for possible completion of that deal.

Q Did the Fund hold any derivatives during the six-month period ended April 30, 2017?

A    No, the Fund held no derivatives during the period.

Q The Fund typically places emphasis on dividend-paying* stocks. Would you describe the environment for dividends as positive or negative during the six-month period ended April 30, 2017?

A Investors continued to display decent interest in dividend-paying stocks during the six months, though current yields on bonds grew more competitive as the period progressed. In advance of expected interest-rate increases by the Federal Reserve (the Fed), bond markets pushed current yields higher on intermediate and longer-term U.S. Treasuries and investment-grade corporate bonds. In the Fund's portfolio, we have always aimed for attractive total return, from both dividends and share-price appreciation, but some investors focus only or mainly on current yield, meaning there's been some greater competition of late for the investor's dollar. Otherwise, too, companies have kept to their patterns of combining dividend payouts with share repurchases. Our approach in this rather more challenging situation is to continue our emphasis on owning shares of companies with the capability of raising their dividends over time and the stated corporate objective of paying steady dividends.

*    Dividends are not guaranteed.

6 Pioneer Equity Income Fund | Semiannual Report | 4/30/17

Q    What is your outlook for equities as we near the middle of calendar year
     2017?

A Over the past several years, many companies have shown higher earnings than sales growth. They have achieved the higher earnings through cutting costs, engineering efficiencies in manufacturing and distribution, repurchasing shares, enlarging scale through mergers and acquisitions, and aggressive tax strategies. We do think that there is not a lot more that can be done along those lines, and that indeed the accompanying slowness in capital spending is beginning to catch up with companies and hamper their ability to expand productivity. For a while after the November elections the markets appeared to think that it was "cavalry to the rescue," but more recently companies appear to be coming around to the idea that it may be status quo in regard to tax, trade, regulatory, and healthcare policy through at least much of the remainder of this calendar year, if not longer. We believe that that recognition is behind the outperformance of growth stocks versus value. Investors often feel better about holding stocks of companies with demonstrated, apparently more secure earnings profiles in uncertain economic times than stocks of the more cyclical and economically-sensitive companies that populate the value universe.

     With so much market attention directed towards "larger-picture" circumstances and trends, we of course pay attention to the news and do what we think is prudent in regard to balancing of the portfolio's risks. However, we do think that a concentration on what we would characterize as higher-quality, dividend-paying, value stocks remains a potentially worthwhile approach for the Fund's shareholders. If anything, the almost hyper-attentiveness of the market to stocks of the leading growth names has seemed to make available for us a broader array of potentially interesting buying opportunities within the corners of the market we prefer.

     Thank you for your continued interest and support.

                      Pioneer Equity Income Fund | Semiannual Report | 4/30/17 7

Please refer to the Schedule of Investments on pages 18-24 for a full listing of Fund securities.

All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus or summary prospectus containing this information. Read it carefully.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

8 Pioneer Equity Income Fund | Semiannual Report | 4/30/17

Portfolio Summary | 4/30/17

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                         87.5%
International Common Stocks                                                 7.7%
Depositary Receipts for International Stocks                                4.8%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                                                 21.9%
Consumer Staples                                                           16.3%
Consumer Discretionary                                                      9.5%
Health Care                                                                 9.4%
Materials                                                                   9.1%
Energy                                                                      9.0%
Information Technology                                                      7.6%
Utilities                                                                   7.2%
Industrials                                                                 6.5%
Real Estate                                                                 2.6%
Telecommunication Services                                                  0.9%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1. The PNC Financial Services Group, Inc.                                 2.47%
--------------------------------------------------------------------------------
 2. State Street Corp.                                                     2.23
--------------------------------------------------------------------------------
 3. Cedar Fair LP                                                          2.02
--------------------------------------------------------------------------------
 4. Becton Dickinson and Co.                                               2.02
--------------------------------------------------------------------------------
 5. Bank of America Corp.                                                  1.99
--------------------------------------------------------------------------------
 6. Microchip Technology, Inc.                                             1.90
--------------------------------------------------------------------------------
 7. The Gorman-Rupp Co.                                                    1.87
--------------------------------------------------------------------------------
 8. Exxon Mobil Corp.                                                      1.86
--------------------------------------------------------------------------------
 9. JPMorgan Chase & Co.                                                   1.84
--------------------------------------------------------------------------------
10. Syngenta AG (A.D.R.)                                                   1.76
--------------------------------------------------------------------------------

* This list excludes temporary cash investments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.

                      Pioneer Equity Income Fund | Semiannual Report | 4/30/17 9

Prices and Distributions | 4/30/17

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          Class                     4/30/17                      10/31/16
--------------------------------------------------------------------------------
           A                         $33.73                       $33.76
--------------------------------------------------------------------------------
           C                         $33.14                       $33.24
--------------------------------------------------------------------------------
           K                         $33.79                       $33.81
--------------------------------------------------------------------------------
           R                         $34.27                       $34.24
--------------------------------------------------------------------------------
           Y                         $34.12                       $34.10
--------------------------------------------------------------------------------


Distributions per Share: 11/1/16-4/30/17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            Net
                        Investment         Short-Term              Long-Term
          Class           Income          Capital Gains           Capital Gains
--------------------------------------------------------------------------------
           A             $0.2520               $--                  $3.6950
--------------------------------------------------------------------------------
           C             $0.1342               $--                  $3.6950
--------------------------------------------------------------------------------
           K             $0.3095               $--                  $3.6950
--------------------------------------------------------------------------------
           R             $0.1843               $--                  $3.6950
--------------------------------------------------------------------------------
           Y             $0.2914               $--                  $3.6950
--------------------------------------------------------------------------------

The Russell 1000 Value Index is an unmanaged index that measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 11-15.

10 Pioneer Equity Income Fund | Semiannual Report | 4/30/17

Performance Update | 4/30/17                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Equity Income Fund at public offering price during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2017)
--------------------------------------------------------------------------------
                    Net          Public      Russell
                    Asset        Offering    1000
                    Value        Price       Value
Period              (NAV)        (POP)       Index
--------------------------------------------------------------------------------
10 years             6.17%        5.54%       5.53%
5 years             13.05        11.73       13.32
1 year              16.37         9.67       16.55
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2017)
--------------------------------------------------------------------------------
                    Gross
--------------------------------------------------------------------------------
                    1.04%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                    Pioneer Equity                Russell 1000
                    Income Fund                   Value Index
4/07                $ 9,425                       $10,000
4/08                $ 8,716                       $ 9,103
4/09                $ 5,560                       $ 5,534
4/10                $ 7,452                       $ 7,873
4/11                $ 9,081                       $ 9,073
4/12                $ 9,286                       $ 9,167
4/13                $10,930                       $11,165
4/14                $12,804                       $13,498
4/15                $13,973                       $14,755
4/16                $14,735                       $14,696
4/17                $17,148                       $17,128

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Please refer to the financial highlights for a more current expense ratio.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/17 11

Performance Update | 4/30/17                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Equity Income Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2017)
--------------------------------------------------------------------------------
                                             Russell
                                             1000
                    If           If          Value
Period              Held         Redeemed    Index
--------------------------------------------------------------------------------
10 years             5.38%        5.38%       5.53%
5 years             12.23        12.23       13.32
1 year              15.52        15.52       16.55
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2017)
--------------------------------------------------------------------------------
                    Gross
--------------------------------------------------------------------------------
                    1.77%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                    Pioneer Equity                Russell 1000
                    Income Fund                   Value Index
4/07                $10,000                       $10,000
4/08                $ 9,179                       $ 9,103
4/09                $ 5,808                       $ 5,534
4/10                $ 7,726                       $ 7,873
4/11                $ 9,343                       $ 9,073
4/12                $ 9,482                       $ 9,167
4/13                $11,080                       $11,165
4/14                $12,885                       $13,498
4/15                $13,959                       $14,755
4/16                $14,614                       $14,696
4/17                $16,883                       $17,128

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Please refer to the financial highlights for a more current expense ratio.

12 Pioneer Equity Income Fund | Semiannual Report | 4/30/17

Performance Update | 4/30/17                                      Class K Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class K shares of Pioneer Equity Income Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2017)
--------------------------------------------------------------------------------
                    Net          Russell
                    Asset        1000
                    Value        Value
Period              (NAV)        Index
--------------------------------------------------------------------------------
10 years             6.35%        5.53%
5 years             13.44        13.32
1 year              16.78        16.55
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2017)
--------------------------------------------------------------------------------
                    Gross
--------------------------------------------------------------------------------
                    0.67%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                    Pioneer Equity                Russell 1000
                    Income Fund                   Value Index
4/07                $5,000,000                    $5,000,000
4/08                $4,624,372                    $4,551,467
4/09                $2,949,986                    $2,766,945
4/10                $3,953,626                    $3,936,741
4/11                $4,818,076                    $4,536,579
4/12                $4,926,729                    $4,583,312
4/13                $5,808,173                    $5,582,644
4/14                $6,833,461                    $6,749,161
4/15                $7,485,089                    $7,377,744
4/16                $7,924,511                    $7,347,957
4/17                $9,254,276                    $8,564,082

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class K shares for the period prior to the commencement of operations of Class K shares on December 20, 2012, is the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class K shares, the performance of Class K shares prior to their inception on December 20, 2012, would have been higher than the performance shown. For the period beginning December 20, 2012, the actual performance of Class K shares is reflected. Class K shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Please refer to the financial highlights for a more current expense ratio.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/17 13

Performance Update | 4/30/17                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Equity Income Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2017)
--------------------------------------------------------------------------------
                    Net          Russell
                    Asset        1000
                    Value        Value
Period              (NAV)        Index
--------------------------------------------------------------------------------
10 years             5.86%        5.53%
5 years             12.66        13.32
1 year              15.93        16.55
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2017)
--------------------------------------------------------------------------------
                    Gross
--------------------------------------------------------------------------------
                    1.40%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                    Pioneer Equity                Russell 1000
                    Income Fund                   Value Index
4/07                $10,000                       $10,000
4/08                $ 9,233                       $ 9,103
4/09                $ 5,877                       $ 5,534
4/10                $ 7,862                       $ 7,873
4/11                $ 9,556                       $ 9,073
4/12                $ 9,741                       $ 9,167
4/13                $11,429                       $11,165
4/14                $13,346                       $13,498
4/15                $14,511                       $14,755
4/16                $15,249                       $14,696
4/17                $17,678                       $17,128

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Please refer to the financial highlights for a more current expense ratio.

14 Pioneer Equity Income Fund | Semiannual Report | 4/30/17

Performance Update | 4/30/17                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Equity Income Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2017)
--------------------------------------------------------------------------------
                    Net          Russell
                    Asset        1000
                    Value        Value
Period              (NAV)        Index
--------------------------------------------------------------------------------
10 years             6.55%        5.53%
5 years             13.39        13.32
1 year              16.70        16.55
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2017)
--------------------------------------------------------------------------------
                    Gross
--------------------------------------------------------------------------------
                    0.77%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                    Pioneer Equity                Russell 1000
                    Income Fund                   Value Index
4/07                $5,000,000                    $5,000,000
4/08                $4,640,771                    $4,551,467
4/09                $2,974,285                    $2,766,945
4/10                $4,005,972                    $3,936,741
4/11                $4,904,260                    $4,536,579
4/12                $5,033,996                    $4,583,312
4/13                $5,945,711                    $5,582,644
4/14                $6,987,754                    $6,749,161
4/15                $7,646,602                    $7,377,744
4/16                $8,084,961                    $7,347,957
4/17                $9,435,032                    $8,564,082

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Please refer to the financial highlights for a more current expense ratio.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/17 15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on actual returns from November 1, 2016, through April 30, 2017.

--------------------------------------------------------------------------------
Share Class                 A           C           K           R          Y
--------------------------------------------------------------------------------
Beginning Account       $1,000.00   $1,000.00   $1,000.00   $1,000.00  $1,000.00
Value on 11/1/16
--------------------------------------------------------------------------------
Ending Account Value    $1,122.90   $1,118.70   $1,124.90   $1,120.70  $1,124.40
(after expenses) on
4/30/17
--------------------------------------------------------------------------------
Expenses Paid           $    5.37   $    9.19   $    3.48   $    7.41  $    4.06
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.02%, 1.75%, 0.66% 1.41%, and 0.77%, for Class A, Class C, Class K, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

16 Pioneer Equity Income Fund | Semiannual Report | 4/30/17

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from November 1, 2016, through April 30, 2017.

--------------------------------------------------------------------------------
Share Class                 A           C           K           R          Y
--------------------------------------------------------------------------------
Beginning Account       $1,000.00   $1,000.00   $1,000.00   $1,000.00  $1,000.00
Value on 11/1/16
--------------------------------------------------------------------------------
Ending Account Value    $1,019.74   $1,016.12   $1,021.52   $1,017.80  $1,020.98
(after expenses) on
4/30/17
--------------------------------------------------------------------------------
Expenses Paid           $    5.11   $    8.75   $    3.31   $    7.05  $    3.86
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.02%, 1.75%, 0.66% 1.41%, and 0.77%, for Class A, Class C, Class K, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/17 17

Schedule of Investments | 4/30/17 (unaudited)

-------------------------------------------------------------------------------------
Shares                                                                 Value
-------------------------------------------------------------------------------------
                COMMON STOCKS -- 100.0%
                ENERGY -- 9.0%
                Oil & Gas Equipment & Services -- 0.9%
     418,400    Frank's International NV*                              $    3,807,440
     214,032    Schlumberger, Ltd.                                         15,536,583
                                                                       --------------
                                                                       $   19,344,023
-------------------------------------------------------------------------------------
                Integrated Oil & Gas -- 3.5%
      96,353    Chevron Corp.                                          $   10,280,865
     474,447    Exxon Mobil Corp.                                          38,738,598
     370,047    Occidental Petroleum Corp.                                 22,772,692
                                                                       --------------
                                                                       $   71,792,155
-------------------------------------------------------------------------------------
                Oil & Gas Exploration & Production -- 2.0%
     437,472    Anadarko Petroleum Corp.                               $   24,944,653
     159,592    Apache Corp.                                                7,762,555
     200,000    ConocoPhillips                                              9,582,000
                                                                       --------------
                                                                       $   42,289,208
-------------------------------------------------------------------------------------
                Oil & Gas Refining & Marketing -- 2.3%
     469,869    Marathon Petroleum Corp.*                              $   23,935,127
     297,539    Phillips 66                                                23,672,203
                                                                       --------------
                                                                       $   47,607,330
-------------------------------------------------------------------------------------
                Oil & Gas Storage & Transportation -- 0.3%
     164,130    Enbridge, Inc.                                         $    6,803,188
                                                                       --------------
                Total Energy                                           $  187,835,904
-------------------------------------------------------------------------------------
                MATERIALS -- 9.2%
                Specialty Chemicals -- 4.2%
     247,351    Celanese Corp.                                         $   21,529,431
       4,755    Givaudan SA                                                 9,168,973
     189,317    Johnson Matthey Plc                                         7,303,481
     109,843    PPG Industries, Inc.                                       12,065,155
     394,532    Syngenta AG (A.D.R.)                                       36,703,312
                                                                       --------------
                                                                       $   86,770,352
-------------------------------------------------------------------------------------
                Aluminum -- 0.9%
     215,542    Kaiser Aluminum Corp.                                  $   18,193,900
-------------------------------------------------------------------------------------
                Diversified Metals & Mining -- 3.1%
     325,279    BHP Billiton, Ltd. (A.D.R.)                            $   11,579,932
     237,600    Compass Minerals International, Inc.                       15,681,600
     274,951    Materion Corp.                                             10,461,886
     340,125    Rio Tinto Plc                                              13,486,942
     366,433    Southern Copper Corp.                                      12,960,735
                                                                       --------------
                                                                       $   64,171,095
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18 Pioneer Equity Income Fund | Semiannual Report | 4/30/17

-------------------------------------------------------------------------------------
Shares                                                                 Value
-------------------------------------------------------------------------------------
                Steel -- 1.0%
     355,216    Nucor Corp.                                            $   21,785,397
                                                                       --------------
                Total Materials                                        $  190,920,744
-------------------------------------------------------------------------------------
                CAPITAL GOODS -- 5.5%
                Aerospace & Defense -- 0.9%
     125,125    Raytheon Co.                                           $   19,420,651
-------------------------------------------------------------------------------------
                Industrial Conglomerates -- 1.5%
   1,084,984    General Electric Co.                                   $   31,453,686
-------------------------------------------------------------------------------------
                Industrial Machinery -- 2.5%
      54,000    Ingersoll-Rand Plc                                     $    4,792,500
   1,363,363    The Gorman-Rupp Co.+                                        39,019,449
     177,309    The Timken Co.                                              8,555,159
                                                                       --------------
                                                                       $   52,367,108
-------------------------------------------------------------------------------------
                Trading Companies & Distributors -- 0.6%
     184,056    Wolseley Plc                                           $   11,688,807
                                                                       --------------
                Total Capital Goods                                    $  114,930,252
-------------------------------------------------------------------------------------
                COMMERCIAL SERVICES & SUPPLIES -- 1.0%
                Office Services & Supplies -- 0.7%
     192,664    MSA Safety, Inc.                                       $   14,998,892
-------------------------------------------------------------------------------------
                Human Resource & Employment Services -- 0.3%
      95,096    Randstad Holding NV                                    $    5,668,864
                                                                       --------------
                Total Commercial Services & Supplies                   $   20,667,756
-------------------------------------------------------------------------------------
                AUTOMOBILES & COMPONENTS -- 1.7%
                Auto Parts & Equipment -- 1.0%
     517,351    BorgWarner, Inc.                                       $   21,873,600
-------------------------------------------------------------------------------------
                Automobile Manufacturers -- 0.7%
     904,802    Ford Motor Co.                                         $   10,378,079
     100,000    General Motors Co.*                                         3,464,000
                                                                       --------------
                                                                       $   13,842,079
                                                                       --------------
                Total Automobiles & Components                         $   35,715,679
-------------------------------------------------------------------------------------
                CONSUMER DURABLES & APPAREL -- 1.3%
                Apparel, Accessories & Luxury Goods -- 1.3%
     120,000    Carter's, Inc.                                         $   11,044,800
     290,000    VF Corp.                                                   15,842,700
                                                                       --------------
                                                                       $   26,887,500
                                                                       --------------
                Total Consumer Durables & Apparel                      $   26,887,500
-------------------------------------------------------------------------------------
                CONSUMER SERVICES -- 3.8%
                Hotels, Resorts & Cruise Lines -- 1.4%
     491,964    InterContinental Hotels Group Plc                      $   26,095,344
      50,637    InterContinental Hotels Group Plc (A.D.R.)                  2,673,127
                                                                       --------------
                                                                       $   28,768,471
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/17 19

-------------------------------------------------------------------------------------
Shares                                                                 Value
-------------------------------------------------------------------------------------
                Leisure Facilities -- 2.0%
     587,087    Cedar Fair LP                                          $   42,076,525
-------------------------------------------------------------------------------------
                Restaurants -- 0.4%
      48,921    Cracker Barrel Old Country Store, Inc.                 $    7,836,655
                                                                       --------------
                Total Consumer Services                                $   78,681,651
-------------------------------------------------------------------------------------
                MEDIA -- 2.8%
                Broadcasting -- 1.4%
     280,000    CBS Corp. (Class B)                                    $   18,636,800
     132,190    Scripps Networks Interactive, Inc.                          9,877,237
                                                                       --------------
                                                                       $   28,514,037
-------------------------------------------------------------------------------------
                Movies & Entertainment -- 0.5%
     500,000    Regal Entertainment Group                              $   11,035,000
-------------------------------------------------------------------------------------
                Publishing -- 0.9%
     114,100    John Wiley & Sons, Inc. (Class A)                      $    6,013,070
     211,887    Meredith Corp.                                             12,405,984
                                                                       --------------
                                                                       $   18,419,054
                                                                       --------------
                Total Media                                            $   57,968,091
-------------------------------------------------------------------------------------
                FOOD & STAPLES RETAILING -- 2.3%
                Food Retail -- 0.9%
     668,469    The Kroger Co.                                         $   19,820,106
-------------------------------------------------------------------------------------
                Hypermarkets & Super Centers -- 1.4%
     377,837    Wal-Mart Stores, Inc.                                  $   28,405,786
                                                                       --------------
                Total Food & Staples Retailing                         $   48,225,892
-------------------------------------------------------------------------------------
                FOOD, BEVERAGE & TOBACCO -- 12.1%
                Soft Drinks -- 2.2%
     353,400    Dr. Pepper Snapple Group, Inc.                         $   32,389,110
     325,133    The Coca-Cola Co.                                          14,029,489
                                                                       --------------
                                                                       $   46,418,599
-------------------------------------------------------------------------------------
                Packaged Foods & Meats -- 9.9%
      38,000    Calavo Growers, Inc.                                   $    2,492,800
     279,726    Campbell Soup Co.                                          16,095,434
       2,000    Chocoladefabriken Lindt & Spruengli AG                     11,255,847
     542,570    Conagra Brands, Inc.                                       21,040,865
     290,559    General Mills, Inc.                                        16,710,048
      80,712    John B Sanfilippo & Son, Inc.                               5,932,332
     356,185    Kellogg Co.                                                25,289,135
     230,856    Lamb Weston Holdings, Inc.                                  9,638,238
     100,000    McCormick & Co., Inc.                                       9,990,000
     769,000    Mondelez International, Inc.                               34,628,070
     518,396    Pinnacle Foods, Inc.                                       30,144,727
     205,000    The Hershey Co.                                            22,181,000
                                                                       --------------
                                                                       $  205,398,496
                                                                       --------------
                Total Food, Beverage & Tobacco                         $  251,817,095
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20 Pioneer Equity Income Fund | Semiannual Report | 4/30/17

-------------------------------------------------------------------------------------
Shares                                                                 Value
-------------------------------------------------------------------------------------
                HOUSEHOLD & PERSONAL PRODUCTS -- 2.0%
                Household Products -- 2.0%
     129,210    The Clorox Co.                                         $   17,274,085
     272,971    The Procter & Gamble Co.                                   23,838,557
                                                                       --------------
                                                                       $   41,112,642
                                                                       --------------
                Total Household & Personal Products                    $   41,112,642
-------------------------------------------------------------------------------------
                HEALTH CARE EQUIPMENT & SERVICES -- 3.6%
                Health Care Equipment -- 2.8%
     224,600    Becton Dickinson and Co.                               $   41,993,462
   1,026,557    Smith & Nephew Plc                                         16,883,269
                                                                       --------------
                                                                       $   58,876,731
-------------------------------------------------------------------------------------
                Health Care Distributors -- 0.8%
     489,300    Owens & Minor, Inc.                                    $   16,954,245
                                                                       --------------
                Total Health Care Equipment & Services                 $   75,830,976
-------------------------------------------------------------------------------------
                PHARMACEUTICALS, BIOTECHNOLOGY &
                LIFE SCIENCES -- 5.8%
                Pharmaceuticals -- 5.8%
     956,064    AstraZeneca Plc (A.D.R.)                               $   28,920,936
     461,065    GlaxoSmithKline Plc (A.D.R.)                               18,857,558
     196,477    Johnson & Johnson                                          24,259,015
     508,997    Merck & Co., Inc.                                          31,725,783
     303,513    Zoetis, Inc.                                               17,030,114
                                                                       --------------
                                                                       $  120,793,406
                                                                       --------------
                Total Pharmaceuticals, Biotechnology & Life Sciences   $  120,793,406
-------------------------------------------------------------------------------------
                BANKS -- 7.7%
                Diversified Banks -- 5.2%
   1,773,014    Bank of America Corp.                                  $   41,382,147
     439,611    JPMorgan Chase & Co.                                       38,246,157
     570,545    US Bancorp                                                 29,257,548
                                                                       --------------
                                                                       $  108,885,852
-------------------------------------------------------------------------------------
                Regional Banks -- 2.5%
     429,675    The PNC Financial Services Group, Inc.                 $   51,453,584
                                                                       --------------
                Total Banks                                            $  160,339,436
-------------------------------------------------------------------------------------
                DIVERSIFIED FINANCIALS -- 10.8%
                Consumer Finance -- 2.4%
     303,741    American Express Co.                                   $   24,071,474
     394,163    Discover Financial Services, Inc.                          24,670,662
                                                                       --------------
                                                                       $   48,742,136
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/17 21

-------------------------------------------------------------------------------------
Shares                                                                 Value
-------------------------------------------------------------------------------------
                Asset Management & Custody Banks -- 7.0%
     768,888    Invesco, Ltd.                                          $   25,327,171
     224,045    Northern Trust Corp.                                       20,164,050
     553,080    State Street Corp.                                         46,403,412
     319,224    T. Rowe Price Group, Inc.                                  22,629,789
     658,996    The Bank of New York Mellon Corp.                          31,012,352
                                                                       --------------
                                                                       $  145,536,774
-------------------------------------------------------------------------------------
                Investment Banking & Brokerage -- 1.4%
     690,233    Morgan Stanley Co.                                     $   29,935,405
                                                                       --------------
                Total Diversified Financials                           $  224,214,315
-------------------------------------------------------------------------------------
                INSURANCE -- 3.5%
                Life & Health Insurance -- 2.4%
     424,218    Lincoln National Corp.                                 $   27,968,693
     614,991    Sun Life Financial, Inc.                                   21,721,482
                                                                       --------------
                                                                       $   49,690,175
-------------------------------------------------------------------------------------
                Multi-line Insurance -- 1.1%
     468,013    The Hartford Financial Services Group, Inc.            $   22,633,109
                                                                       --------------
                Total Insurance                                        $   72,323,284
-------------------------------------------------------------------------------------
                REAL ESTATE -- 2.7%
                Hotel & Resort REIT -- 0.4%
     336,165    Chesapeake Lodging Trust                               $    7,836,006
-------------------------------------------------------------------------------------
                Office REIT -- 1.5%
     189,330    Alexandria Real Estate Equities, Inc.                  $   21,301,518
      91,814    SL Green Realty Corp.                                       9,634,043
                                                                       --------------
                                                                       $   30,935,561
-------------------------------------------------------------------------------------
                Residential REIT -- 0.5%
     128,333    Camden Property Trust                                  $   10,565,656
-------------------------------------------------------------------------------------
                Retail REIT -- 0.3%
     331,872    Kimco Realty Corp.                                     $    6,733,683
                                                                       --------------
                Total Real Estate                                      $   56,070,906
-------------------------------------------------------------------------------------
                SOFTWARE & SERVICES -- 0.5%
                IT Consulting & Other Services -- 0.5%
     200,000    Leidos Holdings, Inc.                                  $   10,532,000
                                                                       --------------
                Total Software & Services                              $   10,532,000
-------------------------------------------------------------------------------------
                TECHNOLOGY HARDWARE & EQUIPMENT -- 2.6%
                Communications Equipment -- 1.0%
     605,458    Cisco Systems, Inc.                                    $   20,627,954
-------------------------------------------------------------------------------------
                Computer Hardware Storage & Peripherals -- 1.0%
   1,077,972    HP, Inc.                                               $   20,287,433
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22 Pioneer Equity Income Fund | Semiannual Report | 4/30/17

-------------------------------------------------------------------------------------
Shares                                                                 Value
-------------------------------------------------------------------------------------
                Electronic Manufacturing Services -- 0.6%
     178,297    TE Connectivity, Ltd.                                  $   13,794,839
                                                                       --------------
                Total Technology Hardware & Equipment                  $   54,710,226
-------------------------------------------------------------------------------------
                SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 4.5%
                Semiconductor Equipment -- 1.1%
      81,814    Cabot Microelectronics Corp.*                          $    6,410,127
     170,000    KLA-Tencor Corp.                                           16,697,400
                                                                       --------------
                                                                       $   23,107,527
-------------------------------------------------------------------------------------
                Semiconductors -- 3.4%
     326,992    Intel Corp.                                            $   11,820,761
     523,502    Microchip Technology, Inc.                                 39,566,281
     304,271    Xilinx, Inc.                                               19,202,543
                                                                       --------------
                                                                       $   70,589,585
                                                                       --------------
                Total Semiconductors & Semiconductor Equipment         $   93,697,112
-------------------------------------------------------------------------------------
                TELECOMMUNICATION SERVICES -- 0.4%
                Integrated Telecommunication Services -- 0.4%
     185,421    BCE, Inc.                                              $    8,449,635
                                                                       --------------
                Total Telecommunication Services                       $    8,449,635
-------------------------------------------------------------------------------------
                UTILITIES -- 7.2%
                Electric Utilities -- 2.5%
     800,138    Alliant Energy Corp.                                   $   31,461,426
     348,814    Eversource Energy                                          20,719,552
                                                                       --------------
                                                                       $   52,180,978
-------------------------------------------------------------------------------------
                Gas Utilities -- 1.1%
     433,986    National Fuel Gas Co.                                  $   24,034,145
-------------------------------------------------------------------------------------
                Multi-Utilities -- 3.6%
     374,126    Ameren Corp.                                           $   20,460,951
     360,824    Consolidated Edison, Inc.                                  28,606,127
     423,294    WEC Energy Group, Inc.                                     25,617,753
                                                                       --------------
                                                                       $   74,684,831
                                                                       --------------
                Total Utilities                                        $  150,899,954
-------------------------------------------------------------------------------------
                TOTAL COMMON STOCKS
                (Cost $1,633,421,409)                                  $2,082,624,456
-------------------------------------------------------------------------------------
                TOTAL INVESTMENT IN SECURITIES -- 100.0%
                (Cost $1,633,421,409) (a)                              $2,082,624,456
-------------------------------------------------------------------------------------
                OTHER ASSETS & LIABILITIES -- 0.0%                     $      332,025
-------------------------------------------------------------------------------------
                NET ASSETS -- 100.0%                                   $2,082,956,481
=====================================================================================

*          Non-income producing security.

(A.D.R.)   American Depositary Receipts.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/17 23

REIT       Real Estate Investment Trust.

+ Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

(a) At April 30, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,617,689,865 was as follows:

              Aggregate gross unrealized appreciation for all investments in
                which there is an excess of value over tax cost                $502,614,866

              Aggregate gross unrealized depreciation for all investments in
                which there is an excess of tax cost over value                 (37,680,275)
                                                                               ------------
              Net unrealized appreciation                                      $464,934,591
                                                                               ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2017, aggregated $380,034,480 and $206,439,815, respectively.

The Fund is permitted to engage in purchase and sale transactions ("cross trades") with certain Funds and accounts for which Pioneer Investment Management, Inc. (PIM), serves as the Fund's investment adviser, as set forth in Rule 17a-7 under the Investment Company Act of 1940, pursuant to procedures adopted by the Board of Trustees. Under these procedures, cross trades are effected at current market prices. During the six months ended April 30, 2017, the Fund did not engage in cross trade activity.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

    Level 1 - quoted prices in active markets for identical securities.

    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of April 30, 2017, in valuing the Fund's investments:

--------------------------------------------------------------------------------
                       Level 1           Level 2      Level 3     Total
--------------------------------------------------------------------------------
Common Stocks          $2,082,624,456    $--          $--         $2,082,624,456
--------------------------------------------------------------------------------
 Total                 $2,082,624,456    $--          $--         $2,082,624,456
================================================================================

During the six months ended April 30, 2017, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

24 Pioneer Equity Income Fund | Semiannual Report | 4/30/17

Statement of Assets and Liabilities | 4/30/17 (unaudited)

ASSETS:
   Investment in securities of unaffiliated issuers, at value
      (cost $1,626,464,645)                                                      $2,043,605,007
   Investment in securities of an affiliated issuer, at value (cost $6,956,764)      39,019,449
------------------------------------------------------------------------------------------------
      Total investments in securities, at value (cost $1,633,421,409)            $2,082,624,456
   Foreign currency (cost $147,134)                                                     134,347
   Receivables --
      Fund shares sold                                                                3,457,733
      Dividends                                                                       3,505,179
   Other assets                                                                         106,937
------------------------------------------------------------------------------------------------
         Total assets                                                            $2,089,828,652
================================================================================================
LIABILITIES:
   Payables --
      Fund shares repurchased                                                    $    4,186,492
      Trustees fees                                                                      11,432
   Due to custodian                                                                   1,932,278
   Due to affiliates                                                                    191,331
   Transfer agent expense payable                                                       501,427
   Accrued expenses                                                                      49,211
------------------------------------------------------------------------------------------------
         Total liabilities                                                       $    6,872,171
================================================================================================
NET ASSETS:
   Paid-in capital                                                               $1,589,474,332
   Undistributed net investment income                                               18,999,692
   Accumulated net realized gain on investments and foreign
      currency transactions                                                          25,450,344
   Net unrealized appreciation on investments                                       449,203,047
   Net unrealized depreciation on other assets and liabilities
      denominated in foreign currencies                                                (170,934)
------------------------------------------------------------------------------------------------
         Net assets                                                              $2,082,956,481
================================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
   Class A (based on $856,965,563/25,408,545 shares)                             $        33.73
   Class C (based on $159,305,453/4,807,335 shares)                              $        33.14
   Class K (based on $65,657,113/1,942,898 shares)                               $        33.79
   Class R (based on $98,181,495/2,864,878 shares)                               $        34.27
   Class Y (based on $902,846,857/26,462,786 shares)                             $        34.12
MAXIMUM OFFERING PRICE:
   Class A ($33.73 (divided by) 94.25%)                                          $        35.79
================================================================================================

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/17 25

Statement of Operations (unaudited)

For the Six Months Ended 4/30/17

INVESTMENT INCOME:
   Dividends (including dividend income from affiliated issuer of
      $313,574 and net of foreign tax withheld of $154,553)          $  25,543,304
   Interest                                                                  6,312
-------------------------------------------------------------------------------------------------
         Total investment income                                                     $ 25,549,616
=================================================================================================
EXPENSES:
   Management fees                                                   $   5,873,802
   Transfer agent fees
      Class A                                                              467,068
      Class C                                                               72,738
      Class K                                                                  226
      Class R                                                              118,827
      Class Y                                                              457,434
   Distribution fees
      Class A                                                            1,045,093
      Class C                                                              768,063
      Class R                                                              235,868
   Shareholder communications expense                                       28,029
   Administrative expense                                                  335,462
   Custodian fees                                                           15,139
   Registration fees                                                        65,274
   Professional fees                                                        38,552
   Printing expense                                                          7,415
   Fees and expenses of nonaffiliated Trustees                              50,112
   Miscellaneous                                                            41,818
-------------------------------------------------------------------------------------------------
      Total expenses                                                                 $  9,620,920
-------------------------------------------------------------------------------------------------
         Net investment income                                                       $ 15,928,696
=================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
   Net realized gain (loss) on:
      Investments                                                    $  26,349,140
      Other assets and liabilities denominated in
         foreign currencies                                                  1,369   $ 26,350,509
-------------------------------------------------------------------------------------------------
   Change in net unrealized appreciation (depreciation) on:
      Investments (including from affiliated Issuer
         of ($6,271,470))                                            $ 171,587,484
      Other assets
         and liabilities denominated in foreign currencies                  22,587   $171,610,071
-------------------------------------------------------------------------------------------------
   Net realized and unrealized gain on investments
      and foreign currency transactions                                              $197,960,580
-------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations                              $213,889,276
=================================================================================================

The accompanying notes are an integral part of these financial statements.

26 Pioneer Equity Income Fund | Semiannual Report | 4/30/17

Statements of Changes in Net Assets

--------------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended
                                                            4/30/17          Year Ended
                                                            (unaudited)      10/31/16
--------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)                                $   15,928,696   $   33,424,750
Net realized gain (loss) on investments
   and foreign currency transactions                            26,350,509      185,331,414
Change in net unrealized appreciation (depreciation)
   on investments and foreign currency transactions            171,610,071      (94,103,338)
--------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations  $  213,889,276   $  124,652,826
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
      Class A ($0.25 and $0.64 per share, respectively)     $   (6,446,167)  $  (14,631,603)
      Class C ($0.13 and $0.39 per share, respectively)           (641,631)      (1,524,980)
      Class K ($0.31 and $0.74 per share, respectively)           (526,449)        (700,775)
      Class R ($0.18 and $0.50 per share, respectively)           (523,020)      (1,200,362)
      Class Y ($0.29 and $0.72 per share, respectively)         (7,290,419)     (13,191,469)
Net realized gain:
      Class A ($3.70 and $2.58 per share, respectively)     $  (81,956,696)  $  (55,000,813)
      Class C ($3.70 and $2.58 per share, respectively)        (15,474,859)      (8,860,057)
      Class K ($3.70 and $2.58 per share, respectively)         (5,352,610)      (1,615,497)
      Class R ($3.70 and $2.58 per share, respectively)         (9,385,001)      (5,592,240)
      Class Y ($3.70 and $2.58 per share, respectively)        (74,716,403)     (39,208,270)
--------------------------------------------------------------------------------------------
         Total distributions to shareowners                 $ (202,313,255)  $ (141,526,066)
--------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $  423,085,405   $  515,783,547
Reinvestment of distributions                                  179,655,475      127,690,144
Cost of shares repurchased                                    (247,187,828)    (383,348,914)
--------------------------------------------------------------------------------------------
      Net increase in net assets resulting from
         Fund share transactions                            $  355,553,052   $  260,124,777
--------------------------------------------------------------------------------------------
      Net increase in net assets                            $  367,129,073   $  243,251,537
NET ASSETS:
Beginning of period                                          1,715,827,408    1,472,575,871
--------------------------------------------------------------------------------------------
End of period                                               $2,082,956,481   $1,715,827,408
--------------------------------------------------------------------------------------------
Undistributed net investment income                         $   18,999,692   $   18,498,682
============================================================================================

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/17 27

-----------------------------------------------------------------------------------------
                                Six Months   Six Months
                                Ended        Ended            Year         Year
                                4/30/17      4/30/17          Ended        Ended
                                Shares       Amount           10/31/16     10/31/16
                                (unaudited)  (unaudited)      Shares       Amount
-----------------------------------------------------------------------------------------
Class A
Shares sold                      3,456,661   $ 115,454,733     4,060,980   $ 132,286,073
Reinvestment of distributions    2,613,121      83,905,591     2,064,854      66,476,005
Less shares repurchased         (3,089,759)   (104,302,024)   (4,983,984)   (162,722,871)
-----------------------------------------------------------------------------------------
   Net increase                  2,980,023   $  95,058,300     1,141,850   $  36,039,207
=========================================================================================
Class C
Shares sold                        871,361   $  28,525,953     1,458,384   $  46,759,574
Reinvestment of distributions      419,608      13,217,652       250,188       7,918,920
Less shares repurchased           (701,915)    (23,086,677)     (913,737)    (29,060,644)
-----------------------------------------------------------------------------------------
   Net increase                    589,054   $  18,656,928       794,835   $  25,617,850
=========================================================================================
Class K
Shares sold                        555,307   $  18,608,124       974,748   $  32,851,497
Reinvestment of distributions      173,712       5,594,455        62,937       2,041,453
Less shares repurchased           (211,414)     (7,075,463)     (219,469)     (7,376,946)
-----------------------------------------------------------------------------------------
   Net increase                    517,605   $  17,127,116       818,216   $  27,516,004
=========================================================================================
Class R
Shares sold                        462,408   $  15,727,500       875,045   $  28,894,379
Reinvestment of distributions      248,264       8,090,059       184,599       6,015,720
Less shares repurchased           (337,203)    (11,431,953)     (746,446)    (24,716,408)
-----------------------------------------------------------------------------------------
   Net increase                    373,469   $  12,385,606       313,198   $  10,193,691
=========================================================================================
Class Y
Shares sold                      7,244,205   $ 244,769,095     8,320,341   $ 274,992,024
Reinvestment of distributions    2,118,223      68,847,718     1,389,394      45,238,046
Less shares repurchased         (2,985,194)   (101,291,711)   (4,814,459)   (159,472,045)
-----------------------------------------------------------------------------------------
   Net increase                  6,377,234   $ 212,325,102     4,895,276   $ 160,758,025
=========================================================================================

The accompanying notes are an integral part of these financial statements.

28 Pioneer Equity Income Fund | Semiannual Report | 4/30/17

Financial Highlights

-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended        Year         Year         Year       Year       Year
                                                             4/30/17      Ended        Ended        Ended      Ended      Ended
                                                             (unaudited)  10/31/16     10/31/15     10/31/14   10/31/13   10/31/12
-----------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                         $  33.76     $  34.41     $  36.47     $  34.35   $  27.96   $  26.19
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $   0.27(a)  $   0.68(a)  $   0.68(a)  $   0.96   $   0.75   $   1.05
   Net realized and unrealized gain (loss) on investments        3.65         1.89         1.16         3.11       6.53       1.56
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $   3.92     $   2.57     $   1.84     $   4.07   $   7.28   $   2.61
-----------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                     $  (0.25)    $  (0.64)    $  (0.75)    $  (0.80)  $  (0.89)  $  (0.84)
   Net realized gain                                            (3.70)       (2.58)       (3.15)       (1.15)        --         --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          $  (3.95)    $  (3.22)    $  (3.90)    $  (1.95)  $  (0.89)  $  (0.84)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  (0.03)    $  (0.65)    $  (2.06)    $   2.12   $   6.39   $   1.77
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  33.73     $  33.76     $  34.41     $  36.47   $  34.35   $  27.96
===================================================================================================================================
Total return*                                                   12.29%        8.11%        5.30%       12.33%     26.52%     10.09%
Ratio of net expenses to average net assets                      1.02%**      1.04%        1.06%        1.09%      1.10%      1.14%
Ratio of net investment income (loss) to average net assets      1.59%**      2.10%        1.99%        2.56%      2.39%      3.86%
Portfolio turnover rate                                            21%**        35%          40%          29%        26%        49%
Net assets, end of period (in thousands)                     $856,966     $757,158     $732,397     $769,869   $826,039   $679,254
===================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/17 29

-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended        Year         Year         Year       Year       Year
                                                             4/30/17      Ended        Ended        Ended      Ended      Ended
                                                             (unaudited)  10/31/16     10/31/15     10/31/14   10/31/13   10/31/12
-----------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                         $  33.24     $  33.91     $  36.03     $  33.94   $  27.64   $  25.91
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $   0.14(a)  $   0.43(a)  $   0.42(a)  $   0.62   $   0.47   $   0.84
   Net realized and unrealized gain (loss) on investments        3.59         1.87         1.13         3.17       6.50       1.54
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $   3.73     $   2.30     $   1.55     $   3.79   $   6.97   $   2.38
-----------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                     $  (0.13)    $  (0.39)    $  (0.52)    $  (0.55)  $  (0.67)  $  (0.65)
   Net realized gain                                            (3.70)       (2.58)       (3.15)       (1.15)        --         --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          $  (3.83)    $  (2.97)    $  (3.67)    $  (1.70)  $  (0.67)  $  (0.65)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  (0.10)    $  (0.67)    $  (2.12)    $   2.09   $   6.30   $   1.73
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  33.14     $  33.24     $  33.91     $  36.03   $  33.94   $  27.64
===================================================================================================================================
Total return*                                                   11.87%        7.34%(b)     4.49%       11.57%     25.61%      9.26%
Ratio of net expenses to average net assets                      1.75%**      1.77%        1.80%        1.80%      1.84%      1.86%
Ratio of net investment income (loss) to average net assets      0.87%**      1.34%        1.24%        1.83%      1.62%      3.13%
Portfolio turnover rate                                            21%**        35%          40%          29%        26%        49%
Net assets, end of period (in thousands)                     $159,305     $140,199     $116,090     $115,762   $104,890   $ 77,219
===================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

(b) If the Fund had not recognized gains in the settlement of class action lawsuits during the year ended October 31, 2016, the total return would have been 7.30%.

The accompanying notes are an integral part of these financial statements.

30 Pioneer Equity Income Fund | Semiannual Report | 4/30/17

--------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended        Year         Year         Year
                                                             4/30/17      Ended        Ended        Ended      12/20/12
                                                             (unaudited)  10/31/16     10/31/15     10/31/14   to 10/31/13
--------------------------------------------------------------------------------------------------------------------------
Class K
Net asset value, beginning of period                         $  33.81     $ 34.44      $ 36.52      $ 34.38    $ 28.30
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $   0.33(b)  $  0.80(b)   $  0.80(b)   $  0.96    $  0.03
   Net realized and unrealized gain (loss) on investments        3.66        1.89         1.17         3.27       6.63
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $   3.99     $  2.69      $  1.97      $  4.23    $  6.66
--------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                     $  (0.31)    $ (0.74)     $ (0.90)     $ (0.94)   $ (0.58)
   Net realized gain                                            (3.70)      (2.58)       (3.15)       (1.15)        --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                          $  (4.01)    $ (3.32)     $ (4.05)     $ (2.09)   $ (0.58)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  (0.02)    $ (0.63)     $ (2.08)     $  2.14    $  6.08
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  33.79     $ 33.81      $ 34.44      $ 36.52    $ 34.38
==========================================================================================================================
Total return*                                                   12.49%       8.50%        5.67%       12.82%     23.72%(a)
Ratio of net expenses to average net assets                      0.66%**     0.67%        0.67%        0.69%      0.66%**
Ratio of net investment income (loss) to average net assets      1.95%**     2.42%        2.32%        2.24%      1.84%**
Portfolio turnover rate                                            21%**       35%          40%          29%        26%
Net assets, end of period (in thousands)                     $ 65,657     $48,194      $20,908      $10,849    $   117
==========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

(a)  Not annualized.

(b) The per-share data presented above is based on the average shares outstanding for the period presented.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/17 31

----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended        Year         Year         Year       Year       Year
                                                             4/30/17      Ended        Ended        Ended      Ended      Ended
                                                             (unaudited)  10/31/16     10/31/15     10/31/14   10/31/13   10/31/12
----------------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                         $ 34.24      $ 34.83      $ 36.88      $ 34.71    $ 28.24    $ 26.45
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $  0.21(a)   $  0.57(a)   $  0.57(a)   $  0.88    $  0.72    $  1.03
   Net realized and unrealized gain (loss) on investments       3.70         1.92         1.16         3.11       6.54       1.52
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $  3.91      $  2.49      $  1.73      $  3.99    $  7.26    $  2.55
----------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                     $ (0.18)     $ (0.50)     $ (0.63)     $ (0.67)   $ (0.79)   $ (0.76)
   Net realized gain                                           (3.70)       (2.58)       (3.15)       (1.15)        --         --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          $ (3.88)     $ (3.08)     $ (3.78)     $ (1.82)   $ (0.79)   $ (0.76)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  0.03      $ (0.59)     $ (2.05)     $  2.17    $  6.47    $  1.79
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 34.27      $ 34.24      $ 34.83      $ 36.88    $ 34.71    $ 28.24
==================================================================================================================================
Total return*                                                  12.07%        7.73%        4.90%       11.95%     26.13%      9.76%
Ratio of net expenses to average net assets                     1.41%**      1.40%        1.41%        1.43%      1.41%      1.41%
Ratio of net investment income (loss) to average net assets     1.21%**      1.73%        1.64%        2.22%      2.09%      3.62%
Portfolio turnover rate                                           21%**        35%          40%          29%        26%        49%
Net assets, end of period (in thousands)                     $98,181      $85,307      $75,876      $79,042    $85,986    $79,557
===================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

The accompanying notes are an integral part of these financial statements.

32 Pioneer Equity Income Fund | Semiannual Report | 4/30/17

-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended        Year         Year         Year       Year       Year
                                                             4/30/17      Ended        Ended        Ended      Ended      Ended
                                                             (unaudited)  10/31/16     10/31/15     10/31/14   10/31/13   10/31/12
-----------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                         $  34.10     $  34.71     $  36.77     $  34.62   $  28.17   $  26.38
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $   0.31(a)  $   0.77(a)  $   0.78(a)  $   0.98   $   0.78   $   1.05
   Net realized and unrealized gain (loss) on investments        3.70         1.92         1.16         3.23       6.67       1.67
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $   4.01     $   2.69     $   1.94     $   4.21   $   7.45   $   2.72
-----------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                     $  (0.29)    $  (0.72)    $  (0.85)    $  (0.91)  $  (1.00)  $  (0.93)
   Net realized gain                                            (3.70)       (2.58)       (3.15)       (1.15)        --         --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          $  (3.99)    $  (3.30)    $  (4.00)    $  (2.06)  $  (1.00)  $  (0.93)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $   0.02     $  (0.61)    $  (2.06)    $   2.15   $   6.45   $   1.79
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  34.12     $  34.10     $  34.71     $  36.77   $  34.62   $  28.17
===================================================================================================================================
Total return*                                                   12.44%        8.40%        5.56%       12.67%     26.98%     10.47%
Ratio of net expenses to average net assets                      0.77%**      0.77%        0.78%        0.79%      0.76%      0.77%
Ratio of net investment income (loss) to average net assets      1.83%**      2.34%        2.26%        2.85%      2.68%      4.20%
Portfolio turnover rate                                            21%**        35%          40%          29%        26%        49%
Net assets, end of period (in thousands)                     $902,847     $684,969     $527,305     $510,416   $448,509   $322,567
===================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/17 33

Notes to Financial Statements | 4/30/17 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Equity Income Fund (the Fund) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

The Fund offers five classes of shares designated as Class A, Class C, Class K, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class K or Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles (U.S. GAAP) that require the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

34 Pioneer Equity Income Fund | Semiannual Report | 4/30/17

A.   Security Valuation

     The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE.

     Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.

     The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The fund may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.

     Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc. (PIM), the Fund's investment adviser and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), pursuant to procedures adopted by the Fund's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

     Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/17 35 disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices and such differences could be material.

     At April 30, 2017, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services).

B.   Investment Income and Transactions

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. As of October 31, 2016, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years are subject to examination by Federal and State tax authorities.

     The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

36 Pioneer Equity Income Fund | Semiannual Report | 4/30/17

     The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the fiscal year ended October 31, 2016 was as follows:

     ---------------------------------------------------------------------------
                                                                            2016
     ---------------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                                                $ 31,249,189
     Long-term capital gain                                          110,276,877
     ---------------------------------------------------------------------------
          Total                                                     $141,526,066
     ===========================================================================

     The following shows the components of distributable earnings on a federal income tax basis at October 31, 2016:

     ---------------------------------------------------------------------------
                                                                            2016
     ---------------------------------------------------------------------------
     Distributable earnings:
     Undistributed ordinary income                                  $  1,870,936
     Undistributed long term capital gain                            186,881,606
     Net unrealized appreciation                                     293,153,586
     ---------------------------------------------------------------------------
          Total                                                     $481,906,128
     ===========================================================================

     The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and tax basis adjustments on REIT holdings, common stock holdings and partnerships.

D.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit, earned $100,954 in underwriting commissions on the sale of Class A shares during the six months ended April 30, 2017.

E.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 4). Class K and Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund's transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/17 37

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class K, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.

F.   Risks

     The value of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

     At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political or regulatory developments or other risks affecting those industries or sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

2. Management Agreement

PIM manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.60% of the Fund's average daily net assets up to $10 billion and 0.575% on assets over $10 billion. For the six months ended April 30, 2017, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.60% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $144,653, in management fees, administrative costs and certain other reimbursements payable to PIM at April 30, 2017.

3. Transfer Agent

Boston Financial Data Services, Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts.

38 Pioneer Equity Income Fund | Semiannual Report | 4/30/17

In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings and outgoing phone calls. For the six months ended April 30, 2017, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                  $14,646
Class C                                                                    1,018
Class K                                                                      285
Class R                                                                        1
Class Y                                                                   12,079
--------------------------------------------------------------------------------
  Total                                                                  $28,029
================================================================================

4. Distribution and Service Plans

The Fund has adopted a distribution plan (the Plan) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $46,678 in distribution fees payable to PFD at April 30, 2017.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class K, Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/17 39 the original purchase of those shares. There is no CDSC for Class K, Class R or Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2017, CDSCs in the amount of $68,128 were paid to PFD.

5. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit facility in which the Fund participated until February 9, 2016 was in the amount of $240 million. The credit facility in which the fund participated until February 7, 2017 was in the amount of $220 million. Effective February 8, 2017, the Fund participated in a facility that is in the amount of $195 million. Under such facility, depending on the type of loan, interest on borrowings is payable at the London Interbank Offered Rate (LIBOR) plus 0.85% on an annualized basis, or the Alternate Base Rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the Federal Funds Rate on the borrowing date or (c) 2% plus the overnight Eurodollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in a credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended April 30, 2017, the Fund had no borrowings under the credit facility.

6. Affiliated Companies

The Fund's investments in certain companies may exceed 5% of the outstanding voting stock of those companies. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the six months ended April 30, 2017:

--------------------------------------------------------------------------------------------------
             Beginning                       Corporate
             Balance    Purchases  Sales     Actions    Ending     Dividend               Realized
Affiliates   (shares)   (shares)   (shares)  (shares)   (shares)   Income    Value        Gain
--------------------------------------------------------------------------------------------------
The Gorman-
   Rupp Co.  1,363,363  --         --        --         1,363,363  $313,574  $39,019,449  $--

40 Pioneer Equity Income Fund | Semiannual Report | 4/30/17

ADDITIONAL INFORMATION (unaudited)

Pioneer Investment Management, Inc. (the "Adviser"), the Fund's investment adviser, is currently an indirect, wholly owned subsidiary of UniCredit S.p.A. ("UniCredit"). On December 12, 2016, UniCredit announced that it has entered into a binding agreement for the sale of its Pioneer Investments business, which includes the Adviser, to Amundi (the "Transaction"). Amundi is headquartered in Paris, France, and, as of September 30, 2016, had more than $1.1 trillion in assets under management worldwide. The closing of the Transaction is expected to happen in 2017, subject to certain regulatory and antitrust approvals, and other conditions.

Under the Investment Company Act of 1940, the closing of the Transaction will cause the Fund's current investment advisory agreement with the Adviser to terminate. Accordingly, the Fund's Board of Trustees has approved a new investment advisory agreement for the Fund, which has been submitted to the shareholders of the Fund for their approval.

Change in Independent Registered Public Accounting Firm

Deloitte & Touche LLP, the Fund's independent registered public accounting firm, has informed the Board that it will no longer be independent with respect to the Fund upon the completion of the Transaction and, accordingly, that it intends to resign as the Fund's independent registered public accounting firm upon the completion of the Transaction. The Board will engage a new independent registered public accounting firm for the Fund upon the completion of the Transaction.

During the periods that Deloitte & Touche LLP has served as the Fund's independent registered public accounting firm, including the Fund's two most recent fiscal years, Deloitte & Touche LLP's reports on the Fund's financial statements have not contained an adverse opinion or disclaimer of opinion and have not been qualified or modified as to uncertainty, audit scope or accounting principles. Further, there have been no disagreements with Deloitte & Touche LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused Deloitte & Touche LLP to make reference to the subject matter of the disagreement in connection with its report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/17 41

Approval of New and Interim Management Agreements

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Equity Income Fund (the Fund) pursuant to an investment management agreement between PIM and the Fund.

PIM is the principal U.S. asset management business of Pioneer Investments, a group of companies owned by Pioneer Global Asset Management S.p.A. ("PGAM"). PGAM is a wholly-owned subsidiary of UniCredit S.p.A. ("UniCredit"). UniCredit and PGAM have entered into a binding agreement to sell Pioneer Investments, including PIM, to Amundi (the "Transaction"). Upon the consummation of the transaction, PIM will become an indirect wholly-owned subsidiary of Amundi and Amundi's wholly-owned subsidiary, Amundi USA, Inc. The closing of the Transaction is expected to happen in 2017.

Under the Investment Company Act of 1940, the Fund's current investment management agreement (the "Current Management Agreement") will terminate automatically upon the consummation of the Transaction. In order for PIM to continue to manage the Fund after the consummation of the Transaction, the Trustees and shareholders of the Fund must approve a new investment management agreement for the Fund (the "New Management Agreement"). As discussed below, the Board of Trustees of the Fund approved the New Management Agreement at a meeting held on March 6-7, 2017. The New Management Agreement has been submitted to the shareholders of the Fund for their approval at a meeting to be held on June 13, 2017. If the shareholders of the Fund do not approve the New Management Agreement and the Transaction is completed, an interim investment management agreement between PIM and the Fund (the "Interim Management Agreement") will take effect upon the closing of the Transaction. The Board of Trustees of the Fund also approved the Interim Management Agreement at the March 6-7, 2017 meeting.

Board Evaluation of the New and Interim Management Agreements

The Board evaluated the Transaction and the New Management Agreement and Interim Management Agreement for the Fund. In connection with their evaluation of the Transaction and the New Management Agreement for the Fund, the Trustees requested such information as they deemed reasonably necessary, including: (a) the structure of the Transaction and the strategy underlying the Transaction;
(b) the anticipated benefits of the Transaction to the Fund and its shareholders; (c) the post-Transaction plans for PIM, including Amundi's plans for integration of Pioneer Investments and PIM with its existing asset management businesses and plans for the future development of PIM; (d) the effect of the Transaction on the ongoing services provided to

42 Pioneer Equity Income Fund | Semiannual Report | 4/30/17 the Fund, including the need to select a new independent registered public accounting firm for the Fund, and any plans to modify the operations of the Fund; (e) the stability and continuity of PIM's management and key employees, including compensation and benefits to PIM's key employees, and retention plans and incentive plan structure; (f) the post-Transaction indebtedness and financial resources of PIM; (g) Amundi's legal and operational structure, its principal shareholders and senior management, its investment management, risk management, administrative, legal and compliance functions; (h) certain regulatory matters relating to Amundi's affiliates; and (i) Amundi's commitment to the United States, including the role of PIM in the larger Amundi business.

The Trustees also requested and obtained the following information in connection with their evaluation of the Transaction and the New Management Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the New Management Agreement; (ii) the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund's portfolio managers in the Fund; (iii) the Fund's management fees and total expense ratios, the financial statements of PIM and its pre- and post-Transaction parent companies, profitability analyses from PIM, and analyses from PIM as to possible economies of scale; (iv) the profitability of the institutional business of PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. ("PIAM") as compared to that of PIM's fund management business; and (v) the differences between the fees and expenses of the Fund and the fees and expenses of PIM's and PIAM's institutional accounts, as well as the different services provided by Adviser to the Fund and by PIM and PIAM to the institutional accounts. In addition, the Trustees considered the information provided at regularly scheduled meetings throughout the year regarding the Fund's performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings. The Trustees also considered information they had received in their review of the continuance of the Current Management Agreement for the Fund in September 2016.

At meetings held on January 9, 2017 and January 10, 2017, the Trustees met with representatives of Amundi and PGAM, including separate meetings of the Trustees who are not "interested persons" of the Fund Complex ("Independent Trustees") and counsel with representatives of Amundi and PGAM, and subsequently with representatives of Amundi. In those meetings, they received an extensive presentation from the representatives of Amundi, including the chief executive officer of Amundi, describing Amundi's background and history, its global asset management activities, the growth of

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/17 43 its business, and its status as the largest asset management firm in Europe and one of the largest globally; its capital structure and financial resources, including information as to the financing of the Transaction; its principal investors, including its majority investor Credit Agricole S.A., and Credit Agricole's long-term commitment to the asset management business; the philosophy and strategy underlying the Transaction and the complementarity of Amundi's and Pioneer Investments' respective asset management businesses; Amundi's various operating and investment committees and how they would likely interact with PIM; the proposed integration process, including the progress to date and the establishment of various integration work streams; Amundi's plans for management of PIM; Amundi's philosophy as to compensation of key employees and its general intentions with respect to incentive plans for key employees of PIM; Amundi's preliminary plans to achieve cost and other synergies; and opportunities to further develop the business of PIM and PIAM, including in the area of institutional asset management, and how that would benefit shareholders of the Pioneer Funds.

In those meetings, the representatives of Amundi confirmed their intention that the Chief Executive Officer and Chief Investment Officer of PIM would remain in their current positions, and confirmed that they do not currently foresee major changes in the day-to-day investment management operations of PIM with respect to the Fund as a direct result of the Transaction. They discussed incentive arrangements for key personnel that would continue after the closing of the Transaction and their plans to establish a new long-term incentive plan following the closing. They also generally discussed ways in which PIM could potentially draw on the expanded global resources of Amundi post-Transaction. At those meetings, the Independent Trustees identified certain areas to which they requested further information, including as to trading and execution of securities transactions, research and portfolio management and potential changes in investment process, particularly where asset classes managed by PIM would overlap with asset classes managed by Amundi, the continued availability of resources currently at Pioneer Investments or elsewhere within Amundi to assist in management of certain Funds, and any anticipated significant changes in operations. The Independent Trustees considered the uncertainty as to whether the Fund's independent registered public accounting firm could continue to act in that capacity after the closing of the Transaction. The Independent Trustees also met with counsel to review the information they had received to date and to discuss next steps.

Subsequently, the Trustees received further information from Amundi, including written responses to questions raised by the Independent Trustees, and received from PIM the information requested of it. The Independent Trustees reviewed the information provided with counsel at telephonic meetings held on February 16, 2017 and February 27, 2017. The Trustees held

44 Pioneer Equity Income Fund | Semiannual Report | 4/30/17 a special in-person Board meeting on March 6-7, 2017 for further consideration of the New Management Agreements, the Interim Management Agreements and the Transaction. The Trustees met again with senior executives of Amundi at the March 6-7, 2017 meeting.

At the March 6-7, 2017 meeting, based on their evaluation of the information provided by PIM and Amundi, the Trustees including the Independent Trustees voting separately, approved the New Management Agreement and the Interim Management Agreement for the Fund. In considering the New Management Agreement for the Fund, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations. The Trustees considered the same factors with respect to the Interim Management Agreement for the Fund.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund and that are expected to be provided by PIM to the Fund following the consummation of the Transaction. The Trustees reviewed the terms of the New Management Agreement, and noted that such terms are substantially similar to the terms of the Current Management Agreement, except for different execution dates, effective dates and termination dates. The Trustees reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also reviewed the amount of non-investment resources and personnel of PIM that are involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer Fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations and that PIM would continue to provide those investment management and research services and resources to the Fund following the consummation of the Transaction. The Trustees also considered that, as administrator, PIM would continue to be responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees to be paid to PIM for the provision of administration services.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/17 45

The Trustees considered that Deloitte & Touche LLP has informed the Board that it will no longer be independent with respect to the Fund upon the completion of the Transaction and, accordingly, that it will be necessary for the Board to engage a new independent registered public accounting firm for the Fund.

The Trustees considered that the Transaction is not expected to have a material adverse impact on the nature, scope and overall quality of services provided to the Fund and its shareholders, including investment management, risk management, administrative, compliance, legal and other services, as a result of the Transaction.

In that regard, the Trustees considered that Amundi is one of the largest asset managers globally, and that PIM may have access to additional research and portfolio management capabilities as a result of the Transaction and that PIM, as part of Amundi, is expected to have an enhanced global presence that may contribute to an increase in the overall scale and resources of PIM. Furthermore, in considering whether the Transaction would be expected to have a material adverse impact on the nature, scope and overall quality of services provided to the Fund and its shareholders, the Trustees considered the statements by representatives of Amundi that they expect the Chief Executive Officer and Chief Investment Officer of PIM to remain in their current positions and that they do not currently foresee major changes in the day-to-day investment management operations of PIM as a direct result of the Transaction, or the risk management, legal or compliance services provided by PIM, with respect to the Fund. They further considered the current incentive arrangements for key personnel of PIM that would continue after the closing of the Transaction. They also noted Amundi's stated intention to establish a new long-term incentive plan following the closing.

The Trustees also took into account their experience in evaluating the proposed combination of Pioneer Investments and Santander Asset Management, which was announced in September, 2014 and abandoned in July, 2016. In light of, among other things, this experience, the Trustees determined that they were not able to identify any realistic alternatives to approving the New Management Agreement that would provide the level of services to the Fund and its shareholders that are expected to be provided by PIM after the closing of the Transaction.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that PIM would continue to provide to the Fund under the New Management Agreement would be satisfactory and consistent with the terms of the New Management Agreement.

46 Pioneer Equity Income Fund | Semiannual Report | 4/30/17

Performance of the Fund

In considering the Fund's performance, the Trustees regularly reviewed and discussed throughout the year data prepared by PIM and information comparing the Fund's performance with the performance of its peer group of funds, as classified by each of Morningstar, Inc. (Morningstar) and Lipper, and the performance of the Fund's benchmark index. They also discussed the Fund's performance with PIM on a regular basis.

The Trustees' regular reviews and discussions were factored into the Trustees' deliberations concerning the approval of the New Management Agreement.

Management Fee and Expenses

The Trustees noted that the stated management fees to be paid by the Fund are identical under the Current Management Agreement and the New Management Agreement. The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party. In all quintile rankings referred to below, first quintile is most favorable to the Fund's shareowners. To the extent applicable, the Trustees also considered the impact of transfer agency, sub-transfer agency, and other non-management fee expenses on the expense ratios of the Fund. The Trustees noted that they separately review the Fund's transfer agency, sub-transfer agency and intermediary arrangements and that the results of the most recent such review were considered in the consideration of the Fund's expense ratio.

The Trustees considered that the Fund's management fee as of September 30, 2016 was in the second quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees also considered the breakpoint in the management fee schedule and the reduced fee rate above a certain asset level. The Trustees considered that the expense ratio of the Fund's Class A shares as of September 30, 2016 was in the second quintile relative to its Morningstar category and in the second quintile relative to its Strategic Insight peer group, in each case for the comparable period.

The Trustees reviewed management fees charged by PIM and PIAM to institutional and other clients, including publicly offered European funds sponsored by PIM's affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and PIM's and PIAM's costs in providing services to the other clients and

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/17 47 considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with PIM's and PIAM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and other client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under both the Current Management Agreement and the New Management Agreement, PIM would perform additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different risks associated with PIM's management of the Fund and PIM's and PIAM's management of the other client accounts.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services to be provided by PIM.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by PIM and PIAM from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

48 Pioneer Equity Income Fund | Semiannual Report | 4/30/17

Other Benefits

The Trustees considered the other benefits that PIM enjoys from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the Current Management Agreement or the New Management Agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees considered that following the completion of the Transaction, PIM will be the principal U.S. asset management business of Amundi, and that Amundi's worldwide asset management business will manage over $1.38 trillion in assets (including the Pioneer Funds). This may create opportunities for PIM, PIAM and Amundi that derive from PIM's relationships with the Fund, including Amundi's ability to market the services of PIM globally. The Trustees noted that PIM may have access to additional research capabilities as a result of the Transaction and Amundi's enhanced global presence that may contribute to an increase of the overall scale of PIM. The Trustees considered that PIM and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by PIM as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the New Management Agreement and the Interim Management Agreement for the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the New Management Agreement and the Interim Management Agreement, and to recommend that shareholders approve the New Management Agreement.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/17 49

Trustees, Officers and Service Providers

Trustees                                    Advisory Trustee
Thomas J. Perna, Chairman                   Lorraine H. Monchak*
David R. Bock
Benjamin M. Friedman                        Officers
Margaret B.W. Graham                        Lisa M. Jones, President and Chief
Marguerite A. Piret                           Executive Officer
Fred J. Ricciardi                           Mark E. Bradley, Treasurer and
Kenneth J. Taubes                             Chief Financial Officer
                                            Christopher J. Kelley, Secretary and
                                              Chief Legal Officer

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Boston Financial Data Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

*    Ms. Monchak is a non-voting Advisory Trustee.

50 Pioneer Equity Income Fund | Semiannual Report | 4/30/17

                          This page is for your notes.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/17 51

                          This page is for your notes.

52 Pioneer Equity Income Fund | Semiannual Report | 4/30/17

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
Pioneer Funds
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2017 Pioneer Investments 19381-11-0617

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date June 27, 2017


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date June 27, 2017


By (Signature and Title)* /s/ Mark E. Bradley
Mark E. Bradley, Treasurer & Chief Accounting & Financial Officer

Date June 27, 2017

* Print the name and title of each signing officer under his or her signature.